2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 78 .2%
U.S. Fixed Income — 73.2%
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,651,070 16,428,143
Fidelity Advisor Capital & Income Fund - Class Z 1,720,651 20,183,235
Guggenheim Total Return Bond Fund - Class I . 261,942 6,239,459
iShares 1-3 Year Treasury Bond ETF
(1)
...... 184,739 15,253,899
iShares 7-10 Year Treasury Bond ETF
(1)
..... 142,064 13,558,588
PIMCO Low Duration Income Fund - Class I .. 2,600,966 21,327,920
State Street SPDR Bloomberg High Yield Bond
ETF
(1)
.......................... 139,263 13,330,254
106,321,498
International Fixed Income — 5.0%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 871,996 7,202,684
7,202,684
Total Registered Investment Companies
(Cost $ 113,458,392 ) ................ 113,524,182
Money Market Registered Investment Companies — 21 .6%
Meeder Government Money Market Fund ,
3.56%
(2)
........................ 31,435,757 31,435,757
Total Money Market Registered Investment
Companies
(Cost $ 31,435,757 ) ................. 31,435,757
Total Investments — 99 .8%
(Cost $ 144,894,149 ) ................ 144,959,939
Other Assets less Liabilities — 0 .2% ....... 326,604
Total Net Assets — 100 .0% ............. 145,286,543
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,795 24,148
Meeder Conservative Allocation Fund - Retail
Class .......................... 486 11,647
Meeder Dynamic Allocation Fund - Retail Class 4,844 70,284
Meeder Muirfield Fund - Retail Class ....... 3,047 30,100
Total Trustee Deferred Compensation
(Cost $ 116,329 ) ................... 136,179
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.